SEGMENTS (Details 1) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		$ 1,010	$ 1,112	$ 2,421	$ 3,009
Amounts not allocated to segments [Abstract]
Depreciation And Amortization				973	1,139
General and administrative expenses		316	293	948	897
Legal Settlements And Loss Contingencies		(80)	(122)	531	(67)
Impairments Restructuring And Others		384	164	968	364
Financial expenses - net	$ 143	(697)	(84)	(930)	(243)
Income before income taxes		313	1,028	1,491	2,766
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,858	1,805	5,600	5,157
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,800	1,757	5,436	4,992
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		578	558	2,106	1,597
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		1,222	1,199	3,330	3,395
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability		58	48	164	165
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation And Amortization		203	242	637	783
General and administrative expenses		316	293	948	897
Legal Settlements And Loss Contingencies		384	164	968	364
Impairments Restructuring And Others		(80)	(122)	531	(67)
Otehr Unallocated Amounts		$ 25	$ 116	$ 95	$ 171